RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group
Chengjia (Shanghai) Apartment Management Co., Ltd. (“Cjia”)	Apartment Management Group	Equity method investee of the Group
Shanghai CREATER Industrial Co., Ltd. (“CREATER”)	Staged office space company	Equity method investee of the Group

Schedule of amounts due from related parties
	As of December 31,
	2016	2017
Sheen Star	37,060	39,172
Accor	4,052	2,040
Cjia	50,365	15,460
Ctrip	3,203	31,754
CREATER	—	26,979
Others	3,773	3,132

Total	98,453	118,537

Schedule of amounts due to related party
	As of December 31,
	2016	2017
Ctrip	3,291	28,651
Accor	6,019	6,684
Others	1,748	1,555

Total	11,058	36,890

Schedule of significant related party transactions

	Years Ended December 31,
	2015	2016	2017
Commission expenses to Ctrip	17,740	44,119	76,792
Brand use fee, reservation fee and other related service fee to Accor	—	6,019	10,786
Marketing and training fee from Ctrip	—	12,667	23,659
Service fee from Accor	—	4,052	7,729
Goods sold and service provided to Cjia	—	353	8,486
Interest income from Sheen Star	—	2,060	—
Loan payment to Sheen Star	—	35,000	—
Loan payment to Cjia	—	—	84,950
Loan payment to CREATER	—	—	26,979